Restructuring Charges	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Restructuring Cost and Reserve [Line Items]
Restructuring Charges
Note 5. Restructuring Charges
During Fiscal Year 2023, Sphere Entertainment implemented a cost reduction program which resulted in the recording of termination benefits for a workforce reduction of certain executives and employees. The Company recorded restructuring charges of $2,461 and $9,820, net of contributory credits from the Company to Sphere Entertainment for the Company’s corporate employees, for the three and nine months ended March 31, 2023, respectively. Restructuring charges are inclusive of $0 and $2,293 of share-based compensation expenses for the three and nine months ended March 31, 2023, respectively. As of March 31, 2023 and June 30, 2022, the Company had a restructuring accrual of $6,036 and $3,210, respectively, shown in accounts payable, accrued and other current liabilities and divisional equity (deficit).
For Fiscal Year 2022, Sphere Entertainment underwent organizational changes to further streamline operations. These measures included termination of certain executive and management level functions. The Company recorded restructuring charges of $5,171, net of contributory credits from the Company to Sphere Entertainment for the Company’s corporate employees, for the three and nine months ended March 31, 2022. Restructuring charges are inclusive of $1,612 of share-based compensation expenses for the three and nine months ended March 31,
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2.

MSGE SPINCO, INC [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges
Note 5. Restructuring Charges
For Fiscal Year 2022, MSG Entertainment underwent organizational changes to further streamline operations. These measures included termination of certain executive and management level functions. During Fiscal Year 2022, the Company recorded $5,171 for restructuring charges related to the termination benefits provided to employees and executives, inclusive of $1,612 of share-based compensation expenses for the acceleration of stock award vesting, which is reflected in divisional equity (deficit). As of June 30, 2022, the Company had accrued severance of $3,210, which is expected to be paid by the end of Fiscal Year 2023.
During Fiscal Year 2021, the Company recorded $14,691 of restructuring charges, primarily related to termination benefits provided to employees, of which all amounts have been paid as of June 30, 2022. These measures included reductions in full-time workforce in August 2020 and November 2020.
Such costs are reflected in restructuring charges in the accompanying combined statements of operations for Fiscal Years 2022 and 2021.